Equity - Summary of Assumptions Based on Observable Market Conditions Existed at Issue Date (Parenthetical) (Details)	Mar. 18, 2021 USD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Fair value of warrants	$ 12,968,583
Bottom Of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Term of bond issued	5 years
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Term of bond issued	10 years
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Fair value of warrants	$ 15,027,327